Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
	December 31
	2015	2016
	US$ thousands

Machinery and equipment	6,906	8,507
Office furniture and equipment	608	634
Leasehold improvements	2,205	2,277

Property, plant and equipment	9,719	11,418

Accumulated depreciation	(5,894)	(7,503)

Property, Plant and equipment, net	3,825	3,915